Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment information
Number of operating segments | segment	4	4	2
Net revenues	$ 13,357,812	¥ 92,994,418	¥ 84,523,948	¥ 72,912,313
Total income from operations	685,653	4,773,374	2,421,113	2,690,446
Total other (expenses) income		169,431	325,962	(149,593)
Income before income taxes and share of (loss) gain of equity method investees	709,990	4,942,805	2,747,075	2,540,853
Depreciation
Depreciation	119,275	830,368	770,290	720,840
Interest income	31,174	217,027	242,872	101,125
Interest expenses	(12,354)	(86,004)	(159,744)	(82,435)
Share of loss of equity method investees, net of tax of nil	3,904	27,182	(46,999)	(22,280)
Assets	6,978,465		43,562,663		¥ 48,582,678
Investment in equity method investees	$ 447,148		667,427		3,112,952
Total expenditure for additions of long-lived assets		4,277,673	3,593,960
Inter-segment
Segment information
Net revenues		(1,325,383)	(389,413)	(212,647)
Depreciation
Interest income		(17,034)	(26,568)	(95,179)
Interest expenses		17,034	26,568	95,179
Unallocated expenses
Segment information
Total income from operations		(728,414)	(717,086)	(1,006,767)
Vip.com
Depreciation
Depreciation		771,049	715,087	714,656
Assets			34,867,619		37,727,525
Investment in equity method investees			667,427		737,806
Total expenditure for additions of long-lived assets		3,260,978	3,556,067
Vip.com | Operating Segment
Segment information
Net revenues		91,435,282	84,159,609	72,875,234
Total income from operations		5,267,814	3,353,658	4,063,238
Depreciation
Interest income		167,550	232,494	192,052
Interest expenses		(42,424)	(103,504)	(55,821)
Share of loss of equity method investees, net of tax of nil		(25,590)	(46,999)	(22,280)
Shan Shan Outlets
Depreciation
Depreciation		22,551
Assets					5,732,260
Investment in equity method investees					2,375,146
Total expenditure for additions of long-lived assets		641,722
Shan Shan Outlets | Operating Segment
Segment information
Net revenues		245,817
Total income from operations		6,255
Depreciation
Interest income		11,746
Interest expenses		(8,989)
Share of loss of equity method investees, net of tax of nil		52,772
Others
Depreciation
Depreciation		36,768	55,203	6,184
Assets			8,695,044		¥ 5,122,893
Total expenditure for additions of long-lived assets		374,973	37,893
Others | Operating Segment
Segment information
Net revenues		2,638,702	753,752	249,726
Total income from operations		227,719	(215,459)	(366,025)
Depreciation
Interest income		54,765	36,946	4,252
Interest expenses		¥ (51,625)	¥ (82,808)	¥ (121,793)